Item 1. Schedule of Investments


 T. Rowe Price Limited-Term Bond Portfolio
 (Unaudited)                                            September 30, 2004
 PORTFOLIO OF INVESTMENTS (1)                        $ Par/Shares    Value
 (Amounts in 000s)

 CORPORATE BONDS AND NOTES  44.6%
 Banking and Finance  13.6%
 ABN AMRO Bank (Chicago), 7.25%, 5/31/05               410           423

 AIG Sunamerica Global Financing XII, 144A, 5.30%,     550           577
5/30/07
 Allstate Financial Global Funding, 144A, 5.25%,       500           524
2/1/07
 AT&T Capital Corporation, 6.60%, 5/15/05              195           200

 Bank of America, 5.25%, 2/1/07                        300           315

 Bank of New York, 2.20%, 5/12/06                      500           495

 Bank One Corp., 6.50%, 2/1/06                         300           315

 CIT Group
 4.125%, 2/21/06                                       250           255

 5.50%, 11/30/07                                       500           528

 Citigroup, 5.75%, 5/10/06                             400           418

 Countrywide Home Loans, 5.50%, 2/1/07                 350           367

 First Union, 7.55%, 8/18/05                           750           783

 Goldman Sachs Group, VR, 1.735%, 7/2/07               500           500

 HBOS Treasury Services, 144A, 3.125%, 1/12/07         400           401

 Household Finance, 5.75%, 1/30/07                     400           423

 International Lease Finance, 3.75%, 8/1/07            500           502

 Keycorp, 6.75%, 3/15/06                               275           291

 Lehman Brothers, 6.25%, 5/15/06                       500           526

 Marsh & McLennan, 3.625%, 2/15/08                     455           455

 Marshall & Ilsley Bank, 4.125%, 9/4/07                225           232

 Merrill Lynch
 7.00%, 3/15/06                                        275           291

 VR, 4.43%, 3/2/09                                     400           395

 Midland Bank, 7.625%, 6/15/06                         700           754

 Morgan Stanley Dean Witter, 6.10%, 4/15/06            300           315

 Regions Bank, 2.90%, 12/15/06                         470           467

 SLM Corporation, VR, 4.12%, 4/1/09                    750           753

 St. Paul Companies, 5.75%, 3/15/07                    350           370

 Travelers Property Casualty, 3.75%, 3/15/08           265           265

 U.S. Bank, 2.87%, 2/1/07                              400           400

                                                                     12,540

 Consumer Products and Services  6.5%
 AOL Time Warner, 6.125%, 4/15/06                      350           366

 Brown-Forman, 2.125%, 3/15/06                         360           357

 Bunge Limited Finance, 4.375%, 12/15/08               450           451

 Chancellor Media, 8.00%, 11/1/08                      400           454

 Comcast Cable, 8.375%, 5/1/07                         350           390

 Dayton Hudson Corporation, 7.50%, 7/15/06             250           270

 Gillette, 3.50%, 10/15/07                             600           599

 Home Depot, 144A, 3.75%, 9/15/09                      235           234

 Johnson & Johnson, 6.625%, 9/1/09                     850           960

 Kroger, 7.80%, 8/15/07                                500           553

 McCormick, 6.40%, 2/1/06                              500           523

 Motorola, 5.80%, 10/15/08                             400           427

 Newell Rubbermaid, 2.00%, 5/1/05                      150           149

 Viacom, 5.625%, 5/1/07                                210           222

                                                                     5,955

 Energy  1.4%
 Conocophillips, 3.625%, 10/15/07                      500           505

 Devon Energy, 2.75%, 8/1/06                           400           397

 Pemex Funding Master Trust, 144A, VR, 3.18%, 6/15/10  400           405

                                                                     1,307

 Industrial  8.5%
 Alcoa, 4.25%, 8/15/07                                 200           205

 American Honda Finance, 144A, 2.875%, 4/3/06          400           400

 Caterpillar Financial Services, 2.35%, 9/15/06        500           494

 Daimlerchrysler, 4.75%, 1/15/08                       300           309

 Dow Chemical, 7.00%, 8/15/05                          610           633

 Ford Motor Credit, 6.50%, 1/25/07                     250           265

 General Electric, VR, 1.22%, 10/24/05                 335           335

 General Electric Capital, 5.00%, 6/15/07              500           523

 General Motors Acceptance Corp., 6.75%, 1/15/06       600           626

 Hertz, VR, 2.90%, 8/5/08                              250           250

 Hutchison Whampoa Finance, 144A, 6.95%, 8/1/07        500           542

 John Deere Capital, 3.90%, 1/15/08                    400           405

 Meadwestvaco, 2.75%, 12/1/05                          300           299

 Northrop Grumman, 8.625%, 10/15/04                    600           601

 Praxair, 6.85%, 6/15/06                               500           514

 Sealed Air, 144A, 5.375%, 4/15/08                     300           312

 Tyco International Group, 5.80%, 8/1/06               400           418

 United Technologies, 6.625%, 11/15/04                 550           553

 Weyerhaeuser, 5.50%, 3/15/05                          150           152

                                                                     7,836

 Media and Communications  4.5%
 Alltel, 6.75%, 9/15/05                                250           260

 British Telecommunications, STEP, 7.875%, 12/15/05    500           529

 Cox Enterprises, 144A, 4.375%, 5/1/08                 500           491

 France Telecom, STEP, 8.20%, 3/1/06                   300           320

 SBC Communications, 5.75%, 5/2/06                     300           313

 Sprint Capital, 6.00%, 1/15/07                        400           423

 Telefonica Europe, 7.35%, 9/15/05                     250           261

 Telefonos De Mexico, 4.50%, 11/19/08                  220           220

 U.S. West Communications, 7.20%, 11/1/04              555           560

 Verizon Global Funding, 6.125%, 6/15/07               300           321

 Verizon Wireless, 5.375%, 12/15/06                    400           419

                                                                     4,117

 Transportation Services  1.0%
 ERAC USA Finance, 144A, 6.625%, 2/15/05 ++             600          608

 Union Pacific, 5.75%, 10/15/07                        335           357

                                                                     965

 Utilities  9.1%
 Alabama Power, 5.49%, 11/1/05                         750           773

 Appalachian Power, VR, 1.93%, 6/29/07                 240           240

 CE Electric UK Funding, 144A, 6.995%, 12/30/07        330           351

 Dominion Resources, Series B, 7.625%, 7/15/05         300           312

 Duke Capital, 4.302%, 5/18/06                         400           405

 Energy East, 5.75%, 11/15/06                          470           492

 Entergy Gulf States, 5.20%, 12/3/07                   390           390

 FirstEnergy, 5.50%, 11/15/06                          290           302

 Niagara Mohawk, 7.75%, 10/1/08                        425           482

 Niagara Mohawk Power, 5.375%, 10/1/04                 550           550

 Panhandle Eastern Pipeline, Series B, 2.75%, 3/15/07  400           393

 Pepco Holdings, 5.50%, 8/15/07                        500           524

 PG&E, VR, 2.30%, 4/3/06                               285           285

 Pinnacle West Capital, 6.40%, 4/1/06                  500           522

 PSEG Power, 6.875%, 4/15/06                           330           348

 Public Service Electric & Gas, 6.25%, 1/1/07          75            80

 Sempra Energy, VR, 2.21%, 5/21/08                     450           450

 Southern California Edison, 8.00%, 2/15/07            400           443

 Texas-New Mexico Power, 6.125%, 6/1/08                350           364

 TXU Energy, 6.125%, 3/15/08                           300           320

 Westar Energy, 7.875%, 5/1/07                         235           259

 Western Power Distribution Holdings, 144A, 6.875%,
 12/15/07                                              120           125

                                                                     8,410

 Total Corporate Bonds and Notes (Cost  $40,443)                     41,130

 ASSET-BACKED SECURITIES  13.3%
 Aesop Funding II, Series 2003-5A, Class A1, 144A,
2.78%,
 12/20/07                                              500           497

 Bank One Auto Securitization, Series 2003-1, Class A3
 1.82%, 9/20/07                                        1,000         992

 BMW Vehicle Owner Trust, Series 2003-A, Class A3,
1.94%,
 2/25/07                                               695           694

 Capital Auto Receivables Asset Trust
 Series 2002-2, Class A4, 4.50%, 10/15/07              375           379

 Series 2002-2, Class CERT, 4.18%, 10/15/07            107           108

 Capital One Master Trust, Series 1998-1, Class A,
6.31%,
 6/15/11                                               250           274

 Chase Manhattan Auto Owner Trust
 Series 2001-B, Class CTFS, 3.75%, 5/15/08             83            84

 Series 2003-A, Class A4, 2.06%, 12/15/09              1,000         980

 CIT RV Trust, Series 1998-A, Class A4, 6.09%, 2/15/12 115           115

 Citibank Credit Card Issuance Trust, Series 2000-A3,
Class A3
 6.875%, 11/15/09                                      400           442

 Comed Transitional Funding Trust, Series 1998-1,
Class A5
 5.44%, 3/25/07                                        195           198

 CPL Transition Funding, Series 2002-1, Class A1,
3.54%,
 1/15/07                                               228           229

 Harley-Davidson Motorcycle Trust
 Series 2001-1B, Class CTFS, 5.29%, 1/15/09            96            98

 Series 2003-3, Class A2, 2.76%, 5/15/11               300           299

 Hertz Vehicle Financing, Series 2004-1, Class A2, 144A
 2.38%, 5/25/08                                        900           883

 Honda Auto Receivables, Series 2003-5, Class A4,
2.96%,
 4/20/09                                               500           498

 Hyundai Auto Receivables Trust
 Series 2003-A, Class B, 2.99%, 10/15/10               175           174

 Series 2003-A, Class C, 3.19%, 10/15/10               75            75

 John Deere Owner Trust, Series 2001-A, Class A4,
3.78%,
 9/15/08                                               718           719

 MBNA Credit Card Master Note Trust
 Series 2001-C1, Class C1, VR, 2.43%, 10/15/08         545           550

 Series 2001, Class AA, 5.75%, 10/15/08                725           760

 MBNA Master Credit Card Trust II, Series 1999-M,
Class A
 6.60%, 4/16/07                                        1,100         1,106

 Reliant Energy Transition Bond Trust, Series 2001-1,
Class A1
 3.84%, 9/15/07                                        365           369

 SSB Auto Loan Trust, Series 2002-1, Class C, 4.13%,   106           106
2/15/09
 USAA Auto Owner Trust, Series 2003-1, Class A3,
1.58%,
 6/15/07                                               900           896

 WFS Financial Owner Trust, Series 2004-2, Class C,
3.20%,
 11/21/11                                              350           352

 World Fin. Network Credit Card, Series 2004-B, Class
C, VR
 2.429%, 7/15/10                                       400           400

 Total Asset-Backed Securities (Cost  $12,305)                       12,277

 U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
 SECURITIES  14.9%
 U.S. Government Agency Obligations +/-  13.5%
 Federal Home Loan Mortgage
 5.00%, 10/1 - 11/1/18                                 2,389         2,429

 CMO
 4.00%, 1/15/22                                        500           503

 4.105%, 10/27/31                                      324           325

 4.50%, 2/15/13                                        725           734

 5.00%, 1/15/19                                        800           826

 6.00%, 1/15/08                                        11            11

 6.50%, 8/15/23                                        393           405

 CMO, IO, 4.50%, 5/15/16 - 4/15/18                     507           77

 Federal National Mortgage Assn.
 4.50%, 5/1/18                                         1,320         1,318

 5.00%, 1/1/09 - 11/1/18                               864           881

 5.50%, 5/1/16 - 6/1/34                                3,623         3,742

 6.00%, 1/1/14                                         89            94

 9.00%, 5/1/05                                         2             2

 ARM, 3.815%, 10/1/33                                  906           918

 CMO, 9.00%, 1/25/08                                   135           142

                                                                     12,407

 U.S. Government Obligations 1.4% Government National Mortgage Assn.
 6.00%, 7/15/16                                        251           265

 6.50%, 5/15/09                                        272           290

 7.00%, 9/15/12 - 4/15/13                              598           639

 8.00%, 5/15/07                                        81            84

 10.00%, 11/15/09 - 4/15/19                            11            13

                                                                     1,291

 Total U.S. Government & Agency Mortgage-Backed                      13,698
Securities (Cost  $13,550)

 NON-U.S. GOVERNMENT MORTGAGE-BACKED
 SECURITIES  6.3%
 Banc of America Commercial Mortgage, Series 2003-1,
Class A1
 CMO, 3.878%, 9/11/36                                  383           381

 Bank of America Mortgage Securities
 Series 2003-L, Class 2A2, CMO, VR, 4.356%, 1/25/34    698           696

 Series 2004-A, Class 2A2, CMO, VR, 4.179%, 2/25/34    389           385

 Bankboston Home Equity Loan Trust, Series 1998-2,
Class A6
 6.64%, 12/25/28                                       400           421

 Chase Funding Mortgage Loan, Series 2002-4, Class
2A1, VR
 2.21%, 10/25/32                                       452           453

 Countrywide Home Loans, Series 2003-60, Class 3A-1,
CMO, VR
 5.206%, 2/15/34                                       684           684

 DLJ Commercial Mortgage, Series 1999-CG2, Class A1B,
CMO, VR
 7.30%, 6/10/32                                        375           424

 GMAC Commercial Mortgage Securities, Series 1998-C2,
Class
 A1                                                    91            93

 Greenwich Capital Commercial Funding, Series
2004-GG1A
 Class A2, CMO, 3.835%, 10/8/08                        635           640

 Morgan Stanley Dean Witter, Series 2002-TOP7, Class
A1, CMO
 5.38%, 1/15/39                                        508           533

 Prudential Securities Secured Financing, Series
1999-NRF1
 Class A1, CMO, 6.074%, 1/15/08                        158           163

 Residential Accredit Loans, Series 1997-QS12, Class
A7, CMO
 7.25%, 11/25/27                                       22            22

 Residential Asset Mortgage Products, Series 2003-RZ2
 Class A1, CMO, VR, 3.60%, 4/25/33                     390           391

 Washington Mutual, Series 2004-AR1, Class A, CMO, VR
 4.229%, 3/25/34                                       554           549

 Total Non-U.S. Government Mortgage-Backed Securities                5,835
(Cost  $5,861)
 U.S. GOVERNMENT & AGENCY OBLIGATIONS
 (EXCLUDING MORTGAGE-BACKED)  7.7%
 U.S. Government Agency Obligations +/-  2.6%
 Federal Home Loan Mortgage
 2.75%, 3/15/08                                        450           441

 4.875%, 3/15/07                                       570           595

 7.00%, 7/15/05                                        490           508

 Federal National Mortgage Assn., VR, 4.192%, 2/17/09  900           904

                                                                     2,448

 U.S. Treasury Obligations  5.1%
 U.S. Treasury Notes
 1.50%, 7/31/05                                        1,000         995

 1.625%, 4/30/05                                       3,000         2,992

 4.375%, 5/15/07                                       500           520

 5.75%, 11/15/05                                       150           156

                                                                     4,663

 Total U.S. Government & Agency Obligations
 (excluding Mortgage-Backed) (Cost  $7,078)                          7,111

 OTHER  0.5%
 Inter-American Development Bank, 6.375%, 10/22/07     375           409

 Total Other (Cost  $376)                                            409

 SHORT-TERM INVESTMENTS  12.2%
 Money Market Funds  12.2%
 T. Rowe Price Reserve Investment Fund, 1.68% #        11,192        11,192

 Total Short-Term Investments (Cost  $11,192)                        11,192

 Total Investments in Securities
 99.5% of Net Assets (Cost $90,805)                    $             91,652


 (1)  Denominated in U.S. dollars unless otherwise noted
  #   Seven-day yield
  +/- The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
 144A Security was purchased pursuant to Rule 144A under the Securities Act of
      1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total value of such securities at period-end amounts to $6,350 and represents 6.9% of net assets
 ARM  Adjustable Rate Mortgage CMO Collateralized Mortgage Obligation
 IO   Interest Only security for which the fund receives interest on notional principal (par)
 STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
 VR   Variable Rate


 ++Restricted Securities
 ($000s)
 The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues) at period-end amounts to $608 and represents 0.7% of net assets.
 Description                            Acquisition Date       Acquisition Cost
 ERAC USA Finance, 6.625%, 2/15/05,     09/20/02-9/27/02            633
 Totals                                                           $ 633
 The fund has registration rights for certain restricted securities held as of September 30, 2004. Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Limited-Term Bond Portfolio
Unaudited
September 30, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Fixed Income Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Limited-Term Bond Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks a high level of income consistent with moderate fluctuations in principal value. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.


NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2004, the cost of investments for federal income tax purposes was $90,805,000. Net unrealized gain aggregated $847,000 at period-end, of which $1,211,000 related to appreciated investments and $364,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.



 T. Rowe Price Prime Reserve Portfolio
 (Unaudited)                                            September 30, 2004
 PORTFOLIO OF INVESTMENTS (1)                           $ Par         Value
 (Amounts in 000s)


 BANK NOTES  0.9%
 U.S. Bank, 2.09%, 4/26/05                             250           250

 Total Bank Notes (Cost  $250)                                       250

 CERTIFICATES OF DEPOSIT - DOMESTIC *  5.6%
 American Express Centurion Bank, 1.62%, 10/6/04       500           500

 Branch Banking & Trust, 1.77%, 10/18/04               500           500

 Wilmington Trust, 1.80%, 10/25/04                     500           500

 Total Certificates of Deposit - Domestic * (Cost                    1,500
$1,500)
 CERTIFICATES OF DEPOSIT - YANKEE ++  15.1%
 Banco Bilbao Vizcaya NY, 1.77%, 11/1/04               500           500

 Bank of Nova Scotia, 1.77%, 11/4/04                   500           500

 Canadian Imperial Bank of Commerce, 1.30%, 2/18/05    200           200

 Fortis Bank, 1.63%, 11/5/04                           500           500

 Lloyds Bank, 1.58%, 10/28/04                          750           750

 Natexis Banques Populaires, 1.78%, 11/1/04            500           500

 Nordea Bank Finland, 1.78%, 11/10/04                  500           500

 Rabobank Nederland
 1.77%, 11/10/04                                       500           500

 1.23%, 10/1/04                                        100           100

 Total Certificates of Deposit - Yankee ++ (Cost                     4,050
$4,050)
 COMMERCIAL PAPER  26.3%
 ANZ ( Delaware)
 1.75%, 10/29/04                                       100           100

 1.85%, 11/18/04                                       100           100

 Ciesco, 1.76%, 11/8/04                                371           370

 Danske, 1.75%, 10/29/04                               300           300

 HBOS Treasury Services
 1.75%, 11/9/04                                        100           100

 1.79%, 11/29/04                                       600           598

 ING Funding
 1.75%, 10/4/04                                        300           300

 1.80%, 11/8/04                                        300           299

 K2 (U.S.A)
 1.55%, 10/20/04                                       400           400

 1.75%, 11/15/04                                       250           249

 1.779%, 11/15/04                                      350           349

 New Center Asset Trust, 1.70%, 10/28/04               100           100

 New York State Power Auth.
 1.57%, 10/5/04                                        350           350

 1.62%, 10/1/04                                        250           250

 Prudential Funding, 1.78%, 11/1/04                    500           499

 Royal Bank of Scotland, 1.77%, 11/3/04                300           300

 Societe Generale, 1.78%, 12/29/04                     700           697

 Svenska Handlesbanken
 1.76%, 11/10/04                                       100           100

 1.776%, 11/10/04                                      400           399

 UBS Finance (Delaware)
 1.75%, 11/9/04                                        200           200

 1.76%, 10/27/04                                       300           299

 Westpac Capital
 1.64%, 11/4/04                                        300           299

 1.75%, 12/6/04                                        400           399

 Total Commercial Paper (Cost  $7,057)                               7,057

 COMMERCIAL PAPER - 4(2)  38.1%
 Alpine Securitization, 1.62%, 10/4/04                 600           600

 ASB Bank, 1.81%, 11/17/04                             500           499

 Bank of Ireland, 1.77%, 11/2/04                       700           699

 Citibank Credit Card Issuance Trust, 1.62%, 10/4/04   500           500

 Discover Card Master Trust I, 1.74%, 10/19/04         700           699

 Falcon Asset Securitization
 1.65%, 10/5/04                                        250           250

 1.70%, 10/8/04                                        700           700

 Ford Credit Floorplan Master Owner Trust, 1.64%,      500           499
11/2/04
 Grampian Funding, 1.78%, 10/27/04                     300           300

 KFW International Finance
 1.30%, 10/6/04                                        150           150

 1.75%, 12/2/04                                        400           399

 Kitty Hawk Funding, 1.70%, 10/12/04                   500           500

 MBNA Master Credit Card Trust II, 1.60%, 10/7/04      500           500

 Old Line Funding
 1.75%, 10/18/04                                       400           400

 1.80%, 11/15/04                                       250           249

 Park Avenue Receivables, 1.66%, 10/5/04               450           450

 Preferred Receivables Funding, 1.78%, 10/20/04        250           250

 Sigma Finance, 1.80%, 11/16/04                        500           499

 Tulip Funding, 1.78%, 10/22/04                        500           499

 Wal-Mart Stores, 1.73%, 10/4/04                       700           700

 Yorktown Capital, 1.70%, 10/15/04                     900           899

 Total Commercial Paper - 4(2) (Cost  $10,241)                       10,241

 MEDIUM-TERM NOTES  8.7%
 Abbey National First Capital, 8.20%, 10/15/04         475           476

 Donaldson Lufkin & Jenrette, VR, 2.193%, 2/1/05       500           501

 GE Capital, VR
 1.838%, 11/9/05                                       100           100

 1.868%, 10/17/05                                      100           100

 Goldman Sachs, VR, 144A, 1.72%, 10/3/05               400           400

 International Lease Finance, VR, 2.11%, 8/8/05        250           251

 Morgan Stanley Group, VR, 1.76%, 10/14/05             500           500

 Total Medium-Term Notes (Cost  $2,328)                              2,328

 MUNICIPAL SECURITIES  2.5%
 Texas, Veterans Land, VRDN (Currently 1.85%)          675           675

 Total Municipal Securities (Cost  $675)                             675

 U.S. GOVERNMENT AGENCY OBLIGATIONS +/- 5.8% Federal Home Loan Bank
 1.55%, 5/4/05                                         200           200

 1.861%, 10/6/04                                       800           800

 Federal Home Loan Mortgage, 1.80%, 11/15/04           300           299

 Federal National Mortgage Assn., 1.50%, 2/14/05       250           250

 Total U.S. Government Agency Obligations +/- (Cost                  1,549
$1,549)
 Total Investments in Securities
 103.0% of Net Assets (Cost $27,650)                   $             27,650


 (1)  Denominated in U.S. dollars unless otherwise noted
  *   Domestic certificates of deposit are issued by domestic branches of U.S. banks
 +/- The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
 ++   Yankee certificates of deposit are issued by U.S. branches of foreign banks
 144A Security was purchased pursuant to Rule 144A under the Securities Act of
      1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -
 4(2) Commercial paper exempt from registration under Section 4(2) of the
      Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" -- total value of such securities at period-end amounts to $10,241 and represents 38.1% of net assets
 VR   Variable Rate
 VRDN Variable-Rate Demand Note

The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Prime Reserve Portfolio
Unaudited
September 30, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Fixed Income Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Prime Reserve Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks preservation of capital, liquidity, and, consistent with these, the highest possible current income. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

Valuation Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2004, the cost of investments for federal income tax purposes was $27,650,000.




Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.




Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.




                                  SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Fixed Income Series, Inc.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     November 19, 2004